Stock-based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-based Compensation (Details) [Line Items]
Vesting percentage		25.00%
Awards granted	14,727		1,499,875
Options outstanding, granted			17,144,896
Vesting period			4 years
Vesting percentage			25.00%
Options exercised (in Dollars)			$ 4,700	$ 400
Options granted (in Dollars per share)			$ 4.78	$ 1.69
Compensation expense (in Dollars)			$ 40,200
Weighted average period			2 years 11 months 19 days
Stock based compensation expense (in Dollars)			$ 700
Stock based compensation (in Dollars)			6,500
Stockholders equity	12,342
Other long-term liabilities (in Dollars)			$ 40
Shares outstanding			1,444,484
Weighted-average grant (in Dollars per share)			$ 7.04
Expected volatility			89.80%
Forfeiture percentage rate			8.30%
Stock-based compensation expense (in Dollars)			$ 2,900
2021 Plan [Member]
Stock-based Compensation (Details) [Line Items]
Shares authorized			21,300,000
Awards granted			2,944,448
Shares reserved			38,496,936
Stock Options Awards [Member]
Stock-based Compensation (Details) [Line Items]
Options outstanding			14,443,767
Options outstanding, granted			5,259,078
Minimum [Member]
Stock-based Compensation (Details) [Line Items]
Risk-free interest rate			0.10%
Stock price (in Dollars per share)			$ 10.63
Maximum [Member]
Stock-based Compensation (Details) [Line Items]
Risk-free interest rate			0.11%
Stock price (in Dollars per share)			$ 10.67
Common Stock [Member]
Stock-based Compensation (Details) [Line Items]
Awards granted			53,120
Stock Based Compensation Expense [Member]
Stock-based Compensation (Details) [Line Items]
Share based compensation expense (in Dollars)			$ 800
Service Provider Earn Outs [Member]
Stock-based Compensation (Details) [Line Items]
Compensation expense (in Dollars)			$ 6,700
Weighted average period			1 year 2 months 12 days